Unaudited Condensed Consolidated Statements of Changes In Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2019	£ 63,522	£ 1,299	£ 79,541	£ (339)	£ 20,620	£ (10)	£ 42,466	£ (80,055)
Loss for the period	(10,027)							(10,027)
Other comprehensive income (loss) for the year	22					22
Total comprehensive loss for the period	(10,005)					22		(10,027)
Share-based payments	1,669				1,669
Exercise of share options	15	1	14		(68)			68
Issue of share capital	2,033	18	2,015
Share issue expenses	(105)		(105)
Ending balance at Jun. 30, 2020	57,129	1,318	81,465	(339)	22,221	12	42,466	(90,014)
Beginning balance at Dec. 31, 2020	99,230	2,047	140,890	(339)	24,782	(22)	42,466	(110,594)
Loss for the period	(18,848)							(18,848)
Other comprehensive income (loss) for the year	(4)					(4)
Total comprehensive loss for the period	(18,852)					(4)		(18,848)
Share-based payments	3,615				3,615
Exercise of share options	198	39	159		(1,088)			1,088
Lapse of share options					(196)			196
Ending balance at Jun. 30, 2021	£ 84,191	£ 2,086	£ 141,049	£ (339)	£ 27,113	£ (26)	£ 42,466	£ (128,158)